Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination And Asset Acquisition [Abstract]
Business Combination
3. BUSINESS COMBINATION
As previously detailed in Note 1—Description of the Business. On December 22, 2021, the Company consummated the Business Combination with Legacy AdTheorent pursuant to the Business Combination Agreement, dated as of July 27, 2021.
Legacy AdTheorent was deemed to be the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in ASC 805. While the Company was the legal acquirer in the Business Combination, because Legacy AdTheorent was deemed the accounting acquirer, the historical financial statements of Legacy AdTheorent became the historical financial statements of the combined company, upon the consummation of the Business Combination. Accordingly, the Business Combination will be treated as the equivalent of Legacy AdTheorent issuing stock for the net assets of the Company, accompanied by a Reverse Recapitalization whereby the net assets of the Company will be stated at historical cost and no goodwill or other intangible assets are recorded. Operations prior to the Business Combination will be those of Legacy AdTheorent, as the predecessor entity.
PIPE
Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, immediately prior to the Closing, an aggregate of 12,150,000 shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of the Company (the “PIPE Shares”), for a purchase price of $10.00 per share, representing aggregate gross proceeds of $121,500 (the “PIPE Financing”). Pursuant to the Subscription Agreements, the Company gave certain registration rights to the PIPE Investors with respect to the PIPE Shares. The sale of the PIPE Shares was consummated concurrently with the Closing.
MCAP Shares Conversion
Pursuant to the Company’s prior amended and restated certificate of incorporation, each issued and outstanding share of Class B Common Stock, par value $0.0001 per share (the “Class B Common Stock”), converted into one share of Class A Common Stock, at the Closing. After the Closing and following the effectiveness of the Company’s second amended and restated certificate of incorporation (“Certificate of Incorporation”), each share of Class A Common Stock was automatically reclassified, redesignated and changed into one validly issued, fully paid and non-assessable
share of Common Stock, without any further action by the Company or any stockholder. This conversion resulted in 13,711,471 shares of the Company’s Common Stock being held by MCAP shareholders immediately following the Closing of the Business Combination.
MCAP Warrants Conversion and Escrow Warrants
On the Closing Date, the Company’s 5,432,237 Private Placement Warrants and 10,541,667 Public Warrants exercisable into Class A Common Stock were converted into an equal number of Warrants for the Company’s Common Stock with the same terms.
Of the 5,432,237 Private Placement Warrants, 551,096 warrants are held in escrow subject to earn-out
targets (“Escrow Warrants”). The Escrow Warrants will be released if the volume-weighted average price (“VWAP”) of the Company’s Common Stock equals or exceeds $14.00 per share for any 20 trading days within any consecutive 30 trading day period on or before the 3rd anniversary of the Business Combination closing. See Note 17—Warrants for further details.
Sponsor
Earn-Out
Escrow Shares
At the Closing of the Business Combination, and in accordance with the Sponsor Support Agreement, MCAP deposited (a) 598,875 shares (the “Escrow Shares”) of the Company’s Common Stock with an escrow agent. The escrow agent shall hold 299,438 of the Escrow Shares (the “First Level Escrow Shares”) until the earlier to occur of (a) the date on which the VWAP of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for 20 trading days within a period of 30 consecutive trading days following the date hereof or (b) three years after the Business Combination Close. The escrow agent shall hold 299,437 of the Escrow Shares (the “Second Level Escrow Shares”) until the earlier to occur of (a) the date on which the VWAP of the Company’s Common Stock equals or exceeds $13.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for 20 trading days within a period of 30 consecutive trading days following the date hereof or (b) three years after the Business Combination Close.
Prior to the contingency achievement, the Escrow Shares will be classified as equity under ASC Topic 815,
Derivatives and Hedging
, (“Topic 815”). Paragraph ASC
815-10-15-74(a)
states that a reporting entity shall not consider contracts that are both (a) indexed to an entity’s own stock and (b) classified in stockholder’s equity in its statement of financial position to be derivative instruments. The Company evaluated the Escrow Shares and found they met the scope exception under ASC 815.
The fair value at initial measurement of the First Level Escrow Shares and Second Level Escrow Shares is $8.16 and $7.65 per share, respectively, and is recorded within Additional Paid in Capital in the Consolidated Balances Sheets.
Legacy AdTheorent Units and Equity Award Conversion
In connection with the Closing of the Business Combination, each Class A, Class B, and Class C units of Legacy AdTheorent then issued and outstanding were automatically cancelled, extinguished, and exchanged (using the applicable Exchange Ratio) for issued shares of the Company’s Common Stock. This exchange resulted in 59,882,523 shares of the Company’s Common Stock being held by Legacy AdTheorent unit holders immediately following the Close of the Business Combination.

Additionally, each stock option and Restricted Incentive Unit of Legacy AdTheorent was cancelled and exchanged using the applicable Exchange Ratio. See Note 14 –Equity-Based Compensation for further details.
Legacy AdTheroent Equity Holders Cash Consideration
Pursuant to the terms of the Business Combination, Legacy AdTheorent equity holders were paid cash consideration of $81,065 as part of the total transaction consideration. The remaining transaction consideration was paid to Legacy AdTheorent equity holders in the form of shares of the Company’s Common Stock as detailed above.
Debt
In connection with the Business Combination, the Company entered into a new revolving credit facility. The proceeds from this new debt were used to pay off the Company’s existing indebtedness. See Note 11—Debt for further details.
Seller’s
Earn-Out
In accordance with the Business Combination Agreement, if, at any time during the period following the closing of the Business Combination and expiring on the third anniversary of that date, (i) the VWAP of the Company’s Common Stock shall be greater than or equal to $14.00 per share for any 20 trading days within a period 30 consecutive trading days or (ii) the Company completes a liquidation, merger, stock exchange, reorganization or similar transaction that results in all stockholders having the right to exchange their shares of the Company for cash, securities or other property pursuant to which the valuation of such shares of the Company equals or exceeds $14.00 per share (the “Seller’s
Earn-Out
Target”), then within 10 business days following the achievement of the Seller’s
Earn-Out
Target, the Company shall pay or issue, as applicable, to the equity holders of the Company prior to the close of the transaction and holders of the Exchanged Option or Exchanged Unit’s an aggregate amount equal to $95,000 (the “Seller’s
Earn-Out”),
at the sole and absolute discretion of the Company Board, in the form of (1) the issuance of validly issued, fully-paid and nonassessable shares of the Company valued at $14.00 per share (6,785,714 shares), (2) a payment in cash or (3) a combination of (1) and (2) (the “Seller’s
Earn-Out
Consideration”); provided, however, that (x) no Seller’s
Earn-Out
Consideration will be paid with respect to unvested Exchanged Options or Exchanged Units that expired or terminated prior to the date the Company pays the Seller’s
Earn-Out
Consideration and (y) with respect to outstanding Exchanged Options and Exchanged Units that are unvested as of the date the Company pays the Seller’s
Earn-Out
Consideration, the Company shall pay the Seller’s
Earn-Out
Consideration to the applicable holder of an Exchanged Option and Exchanged Units within 30 days following the date on which the unvested Exchanged Option and Exchanged Unit vests, subject to the holder’s continued employment or service through such vesting date. See Note 16—Seller’s
Earn-Out
for further details.
Immediately after giving effect to the Business Combination, there were 85,743,994 shares of Common Stock issued and outstanding and warrants to purchase 15,973,904 shares of Common Stock issued and outstanding.
The Company incurred underwriters’ fees in connection with its initial public offering, which were deferred and payable from the amounts held in the trust account upon completion of the Business Combination. Upon the Closing of the Business Combination the $11,069 in deferred underwriters’ fees were paid from proceeds received at Closing.

During the year ended December 31, 2021, the Company and Legacy AdTheorent incurred offering costs of $14,226 and $7,992, respectively, related to third-party legal, accounting and other professional services to consummate the Business Combination. The offering costs of the accounting acquirer, Legacy AdTheorent, were allocated between paid-in
capital and earnings. Offering costs of $1,919 were allocated as part of the issuance of the Common Stock and were treated as a reduction of the proceeds raised and were netted against paid-in
capital in the Company’s Consolidated Balance Sheets. Offering costs of $6,073 were allocated as part of the liability-classified Seller’s
Earn-Out
and Warrant liability and were expensed and recorded as General and administrative expense in the Consolidated Statement of Operations.
Additionally, in connection with the Closing of the Business Combination, Legacy AdTheorent management received $5,000 in management bonuses, which were paid out prior to the Closing. The payment of the management bonus is recorded as General and administrative expense in the Consolidated Statement of Operations.